PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other income/ (expense)
Gain on deconsolidation of subsidiaries (Note 18)			¥ 1,091	¥ 161
Subsidy income	¥ 550		601	589
Settlement of provision and contingent liability balances related to an equity method investment				603
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition(Note 2)				196
Foreign exchange (losses)/gains	1		(40)	(378)
Gain/(loss) on disposal of long-term investments(Note 7)	63	$ 10	(602)	318
Fair value changes of equity securities investments and Exchangeable Senior Notes	(170)		(612)	2,334
Impairments of long-term investments	(96)	(15)	(905)	(205)
Others	25		194	12
Total	¥ 373	$ 58	¥ (273)	¥ 3,630